Other Real Estate Owned - Expenses Applicable to Other Real Estate Owned (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary Of Activity Related To Other Real Estate Owned [Line Items]
Write-down on other real estate owned		$ 14
Other Revenue (Expense) from Real Estate Operations	(49)	(62)
Other Real Estate Owned [Member]
Summary Of Activity Related To Other Real Estate Owned [Line Items]
Write-down on other real estate owned		14
Operating expenses	49	48
Other Revenue (Expense) from Real Estate Operations	$ 49	$ 62